UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	12/31/2015

Item 1 – Reports to Stockholders

PRUDENTIAL’S GIBRALTAR FUND, INC.

ANNUAL REPORT • DECEMBER 31, 2015

This report provides financial information about Prudential’s Gibraltar Fund, Inc. (the Fund), an investment option under your variable contract.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call (888)778-2888, to obtain descriptions of the Fund’s proxy voting policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling (888)778-2888.

Prudential’s Gibraltar Fund, Inc. Table of Contents	Annual Report	December 31, 2015

■	LETTER TO PLANHOLDERS

■	MARKET OVERVIEW

■	REPORT OF THE INVESTMENT MANAGER

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights
Section D	Report of Independent Registered Public Accounting Firm
Section E	Information about Directors and Officers

Prudential’s Gibraltar Fund, Inc. Letter to Planholders	Annual Report	December 31, 2015

■	DEAR PLANHOLDER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential’s Gibraltar Fund annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Prudential’s Gibraltar Fund, Inc.	January 29, 2016

Market Overview — unaudited	Annual Report	December 31, 2015

Equity Market Overview

After experiencing heightened volatility in late 2015, the S&P 500 Index recorded a 1.39% gain.

Events that affected market performance during the year included the ongoing Greek fiscal crisis, low energy prices, a strong US dollar, slowing growth in China, and the timing of the Federal Reserve Bank’s (Fed) interest rate hike.

Stocks stumbled early in the year over concerns about US economic growth, but rebounded in the second quarter on more upbeat forecasts, reaching highs in May. More uncertainty hit the market as oil prices continued lower. However, domestic equities advanced cautiously on earnings reports and news of moderate growth in the US economy on encouraging employment numbers.

In late August, in order to “pre-empt” an expected rate hike by the Fed in September, China surprised global markets by devaluing its currency, the yuan, in order to shield its flagging exports against a more expensive dollar. Subsequently, Chinese stocks plunged and weighed on virtually all equity markets. US equities experienced a correction and rebounded in October.

Jitters over the timing of the Fed’s first interest rate rise in nearly a decade loomed over equity markets until mid December, as the Fed hiked rates by 0.25%. Markets rose immediately after the news, but then hit more turbulence through the end of the year on concerns over economic conditions in China.

Sector performance was mixed, with five in positive territory and five falling into negative territory. Consumer discretionary topped all sectors with a 10.11% increase on powerful gains in the Internet, retail, and catalogue, and strong gains in the hotels, restaurants, and leisure industry. Health care posted a solid 6.89% gain for the year with help from the life sciences, tools, and services industries, and from gains in health care providers and services industries. Consumer staples rose by 6.60%, driven by the tobacco, food products, and personal products industries. Internet technology, with high returns in internet software and services, propelled the sector to a 5.92% gain. Telecommunications, hit by weakness in the diversified telecommunication industry, landed a 3.40% return.

On the downside, financials fell slightly, returning -1.53%, hurt by heavy losses in consumer finance and capital markets, while real estate showed positive returns. Industrials returned -2.53% on significant declines in road and rail products, trading companies, and distributors. Utilities returned -4.85% on severe weakness in independent power generators, while gas utilities were strong. Materials returned -8.38% on sharp declines in mining and metals. Price destruction in oil drove energy down to a return of -21.12%.

The Russell US Indexes, which measure equity performance with respect to stock-specific styles (value and growth) and capitalization levels (small-, mid-, and large-cap), were mixed, as growth style stocks generally outpaced value style. Small-cap stocks, as measured by the Russell 2000® Index, fell -4.41%. The Russell Midcap® Index returned -2.44%. In large-cap stocks, the Russell 1000® Value Index fell, returning -3.83% against the positive 5.67% return of the Russell 1000® Growth Index.

The Morgan Stanley Capital International Europe Australasia and Far East Index (MSCI-EAFE), which measures the performance of developed markets excluding the United States and Canada, returned -0.81%, net of dividends, for the year.

International equities were pressured by geopolitical events, falling commodity prices, ongoing economic weakness in Europe, and a sustained manufacturing decline in China. European countries posted mixed performance, with heavily weighted countries struggling. Germany returned -1.89%, and France was marginally in the red with a -0.11% return. Oil producer Norway tumbled to a return of -14.99%. Stocks in the UK skidded to a -7.56% return. On the upside, Denmark led all countries, returning 23.43%.

In Asia, stocks were mixed on falling commodity prices and uncertainty over China’s weakening economic health. Japan returned 9.57% on higher corporate profits but a weaker economy. Countries with close links to China declined. Hong Kong returned -0.54% and Singapore stumbled, returning -17.71%. Commodity producer Australia returned -9.95% and New Zealand fell by -6.26%.

The MSCI Emerging Markets Index returned -14.92%. The Brazil, Russia, India, and China (BRIC) group returned -13.46%. Brazil, which is mired in a deep recession, plunged to a -41.37% return. Russia gained 4.21%. India returned -6.12% and China, hit by rollercoaster volatility, returned -7.82%.

Sources: Morgan Stanley Capital International, Standard & Poor’s, Frank Russell Company, and Prudential. All indexes are unmanaged and provide a broad indication of stock price movements. Russell indexes and Russell are service marks of the Frank Russell Company. Standard & Poor’s 500 Index comprises over 500 large, established, publicly traded stocks. The Russell 1000® Growth Index includes those Russell 1000® companies with higher price-to-book ratios and higher expected growth values. The Russell 1000® Value Index includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 2000® Index is a subset of the Russell 3000® Index, representing about 10% of the total market capitalization of that index. It includes about 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes about 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents about 31% of the total market capitalization of the Russell 1000® companies. The MSCI EAFE Index is a free float-adjusted market capitalization index of performance that reflects stock price movements in Europe, Australasia, and the Far East. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. These indexes are calculated in U.S. dollars, without dividends reinvested. Investors cannot directly invest in an index. Past performance does not guarantee future results.

Prudential’s Gibraltar Fund, Inc.	December 31, 2015

Report of the Investment Manager - As of December 31, 2015 (Unaudited)

Average Annual Total Returns	1-Year	5-Year	10-Year
Fund	12.65%	14.55%	8.42%
S&P 500 Index	1.39	12.55	7.30

Past performance is no guarantee of future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Fund performance is net of investment fees and fund expenses, but not contract charges, which, if included, would significantly lower the performance quoted.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2015, Prudential’s Gibraltar Fund returned 12.65%.

The net assets of the Fund at December 31, 2015 were $158.6 million.

The investment objective of the Fund is growth of capital to the extent compatible with a concern for preservation of principal. The Fund is subadvised by Jennison Associates LLC (Jennison).

What were market conditions during the reporting period?

Weak energy prices, a strong US dollar, and slowing economic growth in China were key influences on the global economic landscape in 2015. In an environment of volatility in global financial markets, sluggish economic expansion, and below-average market earnings growth, companies with above-average profit growth excelled.

What strategies or holdings affected the Fund’s performance?

Consumer discretionary stocks across a range of industries contributed significantly to Fund performance. In Internet retail, Amazon benefited as investors increasingly appreciated its strong execution, long-term revenue growth, margin-expansion potential, and cloud infrastructure opportunities. The company has been increasing its business investment to drive unit growth in its core retail business and through the proliferation of digital commerce via the mobile market. In apparel, Nike generated impressive earnings, revenue, and gross margins on the strength of its execution and the Nike brand around the world and across product categories. In media, Disney’s diversified business model and strong franchises largely insulated it from general concerns that hit the sector, including a weak advertising market and consolidating distributor network. The company’s significant content creation cycle includes Star Wars followed by releases from Marvel, Pixar, and Disney Animation (Frozen 2) that could drive significant upside in the company’s studio and consumer product businesses.

In information technology, Google (now Alphabet) and Facebook made strong gains. Google’s technological lead and dominant position in Internet search is a unique strength that has enabled the company to profit from search traffic at a much higher rate than its competitors. Jennison likes its solid competitive position, strong advertising revenue, and YouTube income-generating opportunities. Internet-based social platform Facebook has successfully implemented its mobile interface, and revenue generation from both mobile and desktop applications has improved. As the company solidifies its dominant position, it continues to increase its appeal to both users and advertisers. Long-term, largely untapped growth drivers include Instagram, WhatsApp, Messenger, and Oculus.

Another technology stock, Alibaba, detracted from Portfolio performance. One of the world’s largest e-commerce companies with dominant positions in several Chinese markets, it was hurt by transitional challenges posed by changes in keyword search and the migration to mobile-device-based transactions. Jennison believes that the company’s initiatives related to these issues will be beneficial, and that Alibaba offers an attractive opportunity to invest in the long-term growth of the Chinese e-commerce market.

Health care companies have been strong positive contributors to return for several years, and the Fund trimmed or eliminated select positions as the investment goals were realized. Holdings that performed well include BioMarin Pharmaceutical, Novo Nordisk, and Allergan.

Financials positions declined and lagged behind the benchmark sector. Citigroup met its 2015 efficiency ratio and return on asset targets midway through the year. Jennison believes the stock’s current valuation fails to reflect the company’s improving fundamentals.

Slowing global growth broadly affected the industrials and commodities sectors. In industrials, Canadian Pacific Railway was hurt by lower volumes of a variety of commodities, including oil, grain, and coal, being shipped on its rail line. The Fund eliminated the position. Independent oil and natural gas explorer and producer Anadarko Petroleum was pressured by falling energy prices.

The S&P 500 Index is an unmanaged, market value-weighted index of over 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index or average. For a complete list of holdings, refer to the Schedule of Investments section of this report.

Jennison Associates LLC is a registered investment adviser and a Prudential Financial Company.

1

Prudential’s Gibraltar Fund, Inc. Presentation of Portfolio Holdings — unaudited	December 31, 2015

Prudential’s Gibraltar Fund, Inc.
Five Largest Holdings	(% of Net Assets	)
Facebook, Inc. (Class A Stock)	6.8%
NIKE, Inc. (Class B Stock)	6.4%
Amazon.com, Inc.	6.3%
Visa, Inc. (Class A Stock)	5.5%
MasterCard, Inc. (Class A Stock)	5.1%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential’s Gibraltar Fund, Inc. Fees and Expenses — unaudited	December 31, 2015

As a Planholder investing in the Fund through a variable contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your contract. If contract charges were included, the costs shown below would be higher. Please consult your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2015 through December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.		Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Prudential’s Gibraltar Fund, Inc.	Actual	$1,000.00	$1,046.20	0.62%	$3.20
	Hypothetical	$1,000.00	$1,022.08	0.62%	$3.16

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2015, and divided by the 365 days in the Fund’s fiscal year ended December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	as of December 31, 2015

LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS	Shares	Value (Note 1)
Aerospace & Defense — 3.3%
Boeing Co. (The)	35,912	$5,192,516

Banks — 3.7%
Citigroup, Inc.	114,284	5,914,197

Biotechnology — 6.1%
BioMarin Pharmaceutical, Inc.*	23,552	2,467,308
Celgene Corp.*	24,483	2,932,084
Regeneron Pharmaceuticals, Inc.*	6,258	3,397,280
Vertex Pharmaceuticals, Inc.*	6,614	832,240

		9,628,912

Capital Markets — 1.7%
Morgan Stanley	87,357	2,778,826

Chemicals — 0.9%
Monsanto Co.	14,026	1,381,842

Consumer Finance
LendingClub Corp.*	3,439	38,001

Diversified Financial Services — 1.1%
McGraw-Hill Financial, Inc.	17,664	1,741,317

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	20,579	3,323,508

Food Products — 3.8%
Mondelez International, Inc. (Class A Stock)	136,054	6,100,661

Hotels, Restaurants & Leisure — 2.5%
Marriott International, Inc. (Class A Stock)	46,943	3,147,059
Shake Shack, Inc. (Class A Stock)*	19,606	776,397

		3,923,456

Internet & Catalog Retail — 10.4%
Amazon.com, Inc.*	14,861	10,044,401
Priceline Group, Inc. (The)*	3,025	3,856,724
TripAdvisor, Inc.*	29,567	2,520,587

		16,421,712

Internet Software & Services — 16.9%
Alibaba Group Holding Ltd. (China), ADR*	41,780	3,395,461
Alphabet, Inc. (Class A Stock)*	7,712	6,000,013
Alphabet, Inc. (Class C Stock)	7,733	5,868,419
Facebook, Inc. (Class A Stock)*	103,702	10,853,451
Twitter, Inc.*	32,841	759,941

		26,877,285

IT Services — 10.6%
MasterCard, Inc. (Class A Stock)	83,807	8,159,449
Visa, Inc. (Class A Stock)	111,572	8,652,409

		16,811,858

Media — 3.4%
Walt Disney Co. (The)	51,499	5,411,515

COMMON STOCKS (continued)	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp.	10,507	$510,430
Concho Resources, Inc.*	24,793	2,302,278
EOG Resources, Inc.	13,652	966,425

		3,779,133

Pharmaceuticals — 7.6%
Allergan PLC*	10,661	3,331,563
Novo Nordisk A/S (Denmark), ADR	98,703	5,732,670
Shire PLC (Ireland), ADR	14,483	2,969,015

		12,033,248

Semiconductors & Semiconductor Equipment — 1.0%
ARM Holdings PLC (United Kingdom), ADR	34,767	1,572,859

Software — 7.7%
Adobe Systems, Inc.*	43,728	4,107,808
FireEye, Inc.*	17,772	368,591
Red Hat, Inc.*	71,453	5,917,023
salesforce.com, inc.*	22,352	1,752,397

		12,145,819

Specialty Retail — 1.1%
TJX Cos., Inc. (The)	25,057	1,776,792

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	60,653	6,384,335

Textiles, Apparel & Luxury Goods — 6.4%
NIKE, Inc. (Class B Stock)	161,492	10,093,250

TOTAL LONG-TERM INVESTMENTS (cost $83,405,091)		153,331,042

SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,282,394) (Note 3)(a)	5,282,394	5,282,394

TOTAL INVESTMENTS — 100.0% (cost $88,687,485) (Note 5)		158,613,436
OTHER ASSETS IN EXCESS OF LIABILITIES		18,904

NET ASSETS — 100.0%		$158,632,340

The following abbreviations are used in the annual report:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

SCHEDULE OF INVESTMENTS	as of December 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,192,516	$—	$—
Banks	5,914,197	—	—
Biotechnology	9,628,912	—	—
Capital Markets	2,778,826	—	—
Chemicals	1,381,842	—	—
Consumer Finance	38,001	—	—
Diversified Financial Services	1,741,317	—	—
Food & Staples Retailing	3,323,508	—	—
Food Products	6,100,661	—	—
Hotels, Restaurants & Leisure	3,923,456	—	—
Internet & Catalog Retail	16,421,712	—	—
Internet Software & Services	26,877,285	—	—
IT Services	16,811,858	—	—
Media	5,411,515	—	—
Oil, Gas & Consumable Fuels	3,779,133	—	—
Pharmaceuticals	12,033,248	—	—
Semiconductors & Semiconductor Equipment	1,572,859	—	—
Software	12,145,819	—	—
Specialty Retail	1,776,792	—	—
Technology Hardware, Storage & Peripherals	6,384,335	—	—
Textiles, Apparel & Luxury Goods	10,093,250	—	—
Affiliated Money Market Mutual Fund	5,282,394	—	—

Total	$158,613,436	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2015 were as follows (Unaudited):

Internet Software & Services	16.9%
IT Services	10.6
Internet & Catalog Retail	10.4
Software	7.7
Pharmaceuticals	7.6
Textiles, Apparel & Luxury Goods	6.4
Biotechnology	6.1
Technology Hardware, Storage & Peripherals	4.0
Food Products	3.8
Banks	3.7
Media	3.4
Affiliated Money Market Mutual Fund	3.3
Aerospace & Defense	3.3
Hotels, Restaurants & Leisure	2.5

Oil, Gas & Consumable Fuels	2.4%
Food & Staples Retailing	2.1
Capital Markets	1.7
Specialty Retail	1.1
Diversified Financial Services	1.1
Semiconductors & Semiconductor Equipment	1.0
Chemicals	0.9

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

STATEMENT OF ASSETS & LIABILITIES

as of December 31, 2015

ASSETS
Investments at value:
Unaffiliated investments (cost $83,405,091)	$153,331,042
Affiliated investments (cost $5,282,394)	5,282,394
Dividends receivable	86,637
Tax reclaim receivable	47,592
Prepaid expenses	1,267

Total Assets	158,748,932

LIABILITIES
Management fee payable	75,116
Accrued expenses	41,476

Total Liabilities	116,592

NET ASSETS	$158,632,340

Net assets were comprised of:
Common stock, at $0.01 par value	$101,410
Paid-in capital in excess of par	86,184,039

86,285,449
Accumulated net realized gain on investment transactions	2,420,940
Net unrealized appreciation on investments	69,925,951

Net Assets, December 31, 2015	$158,632,340

Net asset value and redemption price per share, $158,632,340/10,140,998 outstanding shares of common stock (authorized 75,000,000 shares)	$15.64

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

NET INVESTMENT INCOME
Income
Unaffiliated dividend income (net of foreign withholding taxes of $11,843)	$1,215,668
Affiliated dividend income	6,839

Total income	1,222,507

EXPENSES
Management fee	892,902
Custodian and accounting fees	51,000
Audit fee	23,000
Directors’ fees	12,000
Legal fees and expenses	9,000
Insurance expenses	2,000
Miscellaneous	10,879

Total expenses	1,000,781

NET INVESTMENT INCOME	221,726

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	14,915,809
Net change in unrealized appreciation (depreciation) on investments	4,506,171

NET GAIN ON INVESTMENT TRANSACTIONS	19,421,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,643,706

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$221,726	$388,176
Net realized gain on investment transactions	14,915,809	16,076,834
Net change in unrealized appreciation (depreciation) on investments	4,506,171	(3,636,955)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,643,706	12,828,055

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(242,658)	(407,206)
Distributions from net realized gains	(14,188,399)	(16,483,145)

	(14,431,057)	(16,890,351)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [10,237 and 0 shares, respectively]	158,411	—
Capital stock issued in reinvestment of dividends [910,305 and 1,118,652 shares, respectively]	14,431,057	16,890,351
Capital stock repurchased [1,203,516 and 1,017,764 shares, respectively]	(20,036,540)	(16,346,853)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	(5,447,072)	543,498

TOTAL DECREASE	(234,423)	(3,518,798)
NET ASSETS:
Beginning of year	158,866,763	162,385,561

End of year	$158,632,340	$158,866,763

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is growth of capital to the extent compatible with a concern for preservation of principal. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2:	Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, cost of compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

B2

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to those Funds generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the year ended December 31, 2015, brokerage commission recaptured under these agreements was $5,020.

Note 3:	Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4:	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the year ended December 31, 2015, were $35,470,148 and $58,325,792, respectively.

Note 5:	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment transactions. For the year ended December 31, 2015, the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment transactions by $20,932 due to the reclassification of distributions. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

For the year ended December 31, 2015, the tax character of dividends paid by the Fund was $221,726 of ordinary income and $14,209,331 of long-term capital gains. For the year ended December 31, 2014, the tax character of dividends paid by the Fund were $1,244,587 of ordinary income and $15,645,764 of long-term capital gains.

As of December 31, 2015, the accumulated undistributed earnings on a tax basis was $2,489,732 of undistributed long-term capital gains. These amounts may differ from the amounts on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2015 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$88,756,277	$73,568,739	$(3,711,580)	$69,857,159

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

B3

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6:	Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of 0.11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended December 31, 2015.

Note 7:	Ownership and Affiliates

As of December 31, 2015, all shares of record of the Fund were owned by PICA on behalf of the owners of the three variable insurance products: Prudential’s Investment Plan Account, Prudential’s Annuity Plan Account and Prudential’s Annuity Plan Account-2. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 8:	New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the ASU fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B4

Financial Highlights

	Year Ended December 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of year	$15.24	$15.73	$12.15	$10.16	$10.04

Income From Investment Operations:
Net investment income	.02	.04	.05	.08	.04
Net realized and unrealized gain on investments	1.92	1.24	3.84	1.98	.12

Total from investment operations	1.94	1.28	3.89	2.06	.16

Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.04)	(.05)	(.07)	(.04)
Distributions from net realized gains	(1.51)	(1.73)	(.26)	—	—

	(1.54)	(1.77)	(.31)	(.07)	(.04)

Net Asset Value, end of year	$15.64	$15.24	$15.73	$12.15	$10.16

Total Return(a):	12.65%	8.43%	32.15%	20.33%	1.57%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$158.6	$158.9	$162.4	$135.8	$129.6
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.62%	.62%	.62%	.63%	.62%
Expenses before waivers and/or expense reimbursement	.62%	.62%	.62%	.63%	.62%
Net investment income	.14%	.25%	.34%	.62%	.37%
Portfolio turnover rate	22%	31%	29%	32%	28%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS

PRUDENTIAL’S GIBRALTAR FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Prudential’s Gibraltar Fund, Inc. (hereafter referred to as the “Fund”), including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2016

D1

Federal Income Tax Information (Unaudited)

We are advising you that during the year ended December 31, 2015, the Fund reports the maximum amount allowed per share but not less than $1.51 as a capital gain distribution in accordance with Section 852 (b)(3)(C) of the Internal Revenue Code.

For the year ended December 31, 2015, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income distributions paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential’s Gibraltar Fund, Inc.	100.00%	100.00%

D2

INFORMATION ABOUT DIRECTORS AND OFFICERS (Unaudited)

Information about the Directors and the Officers of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940, are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940.

Independent Directors
Name, Age Position with the Fund Number of Portfolios in Fund Complex Overseen by Director†	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director**
Susan Davenport Austin* (48) Director Since 2011 Overseen by Director: 113	Senior Managing Director of Brock Capital (since 2014); Vice Chairman of Sheridan Broadcasting Corporation (since 2013); Formerly Senior Vice President and Chief Financial Officer (2007-2012) and Vice President of Strategic Planning and Treasurer (2002-2007) of Sheridan Broadcasting Corporation; Formerly President of Sheridan Gospel Network (2004-2014); Vice President, Goldman, Sachs & Co. (2000-2001); Associate Director, Bear, Stearns & Co. Inc (1997-2000); Vice President, Salomon Brothers Inc (1993-1997); President of the Board, The MacDowell Colony (Since 2010); Formerly Chairman of the Board of Directors, Broadcast Music, Inc. (2011-2014); Presiding Director of the Board of Directors, Broadcast Music, Inc. (since 2014); Member of the Board of Directors, Hubbard Radio, LLC (Since 2011); President, Candide Business Advisors, Inc. (since 2011); formerly Member of the Board of Directors, National Association of Broadcasters (2004-2010).	Director of NextEra Energy Partners, LP (NYSE:NEP) (February 2015-Present).
Sherry S. Barrat* (66) Director Since 2013 Overseen by Director: 113	Formerly, Vice Chairman of Northern Trust Corporation (financial services and banking institution) (2011-June 2012); formerly President, Personal Financial Services, Northern Trust Corporation (2006-2010); formerly Chairman & CEO, Western US Region, Northern Trust Corporation (1999-2005); formerly President & CEO, Palm Beach/Martin County Region, Northern Trust.	Director of NextEra Energy, Inc. (formerly, FPL Group, Inc.) (1998-Present); Director of Arthur J. Gallagher & Company (Since July 2013).
Jessica M. Bibliowicz* (56) Director Since 2015 Overseen by Director: 113	Senior Adviser (Since 2013) of Bridge Growth Partners (private equity firm); formerly Chief Executive Officer (1999-2013) of National Financial Partners (independent distributor of financial services products.	Director (since 2013) of Realogy Holdings Corp. (residential real estate services); The Asia-Pacific Fund, Inc. (since 2006); Sotheby’s (since 2014) (auction house and art-related finance).
Kay Ryan Booth* (65) Director Since 2013 Overseen by Director: 113	Partner, Trinity Private Equity Group (Since September 2014); formerly, Managing Director of Cappello Waterfield & Co. LLC (2011-2014); formerly Vice Chair, Global Research, J.P. Morgan (financial services and investment banking institution) (June 2008-January 2009); formerly Global Director of Equity Research, Bear Stearns & Co., Inc. (financial services and investment banking institution) (1995-2008); formerly Associate Director of Equity Research, Bear Stearns & Co., Inc. (1987-1995).	None.
Delayne Dedrick Gold* (77) Director Since 2001 Overseen by Director: 113	Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.	None.
Robert F. Gunia* (69) Director Since 2001 Overseen by Director: 113	Independent Consultant (Since October 2009); formerly Chief Administrative Officer (September 1999-September 2009) and Executive Vice President (December 1996-September 2009) of Prudential Investments LLC; formerly Executive Vice President (March 1999-September 2009) and Treasurer (May 2000-September 2009) of Prudential Mutual Fund Services LLC; formerly President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (December 2008-December 2009) of Prudential Investment Management Services LLC; formerly Chief Administrative Officer, Executive Vice President and Director (May 2003-September 2009) of AST Investment Services, Inc.	Director (Since May 1989) of The Asia-Pacific Fund, Inc.
Thomas T. Mooney* (74) Director Since 2001 Independent Chair Since 2003 Overseen by Director: 113	Formerly Chief Executive Officer, Excell Partners, Inc. (2005-2007); founding partner of High Technology of Rochester and the Lennox Technology Center; formerly President of the Greater Rochester Metro Chamber of Commerce (1976-2004) formerly Rochester City Manager (1973); formerly Deputy Monroe County Executive (1974-1976).	None.

E1

Independent Directors
Name, Age Position with the Fund Number of Portfolios in Fund Complex Overseen by Director†	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director**
Thomas M. O’Brien* (64) Director Since 2003 Overseen by Director: 113	Director, President and CEO Sun Bancorp, Inc. N.A. (NASDAQ: SNBC) and Sun National Bank (Since July 2014); formerly Consultant, Valley National Bancorp, Inc. and Valley National Bank (January 2012-June 2012); formerly President and COO (November 2006-December 2011) and CEO (April 2007-December 2011) of State Bancorp, Inc. and State Bank; formerly Vice Chairman (January 1997-April 2000) of North Fork Bank; formerly President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.	Formerly Director, BankUnited, Inc. and BankUnited N.A. (NYSE: BKU) (May 2012-April 2014); formerly Director (April 2008-January 2012) of Federal Home Loan Bank of New York; formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (November 2006-January 2012) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.
Interested Director
Timothy S. Cronin* (49) Director Since 2011 Overseen by Director: 113	President of Prudential Annuities (Since June 2015); Chief Investment Officer and Strategist of Prudential Annuities (Since January 2004); Director of Investment & Research Strategy (Since February 1998); President of AST Investment Services, Inc. (Since June 2005).	None.

* The address of each Director is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102.

** Includes only directorships of companies required to register or file reports with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the Investment Company Act of 1940.

† The Fund Complex consists of all investment companies managed by Prudential Investments LLC. The Funds for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, Target Mutual Funds, The Prudential Variable Contract Accounts 2, 10 and 11, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Advanced Series Trust, and Prudential’s Gibraltar Fund, Inc.

Fund Officers(1)
Name, Age Position with the Fund	Principal Occupation(s) During Past 5 Years
Raymond A. O’Hara* (60) Chief Legal Officer Since 2012	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).
Chad A. Earnst* (40) Chief Compliance Officer Since 2014	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, U.S. Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, U.S. Securities & Exchange Commission.
Bradley C. Tobin* (41) Vice President Since 2014	Vice President of Prudential Annuities (since March 2012), Vice President of AST Investment Services, Inc. (since April 2011).
Deborah A. Docs* (57) Secretary Since 2005	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain* (57) Assistant Secretary Since 2005	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo* (41) Assistant Secretary Since 2005	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
Andrew R. French* (52) Assistant Secretary Since 2006	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.
Amanda S. Ryan (37) Assistant Secretary Since 2012	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).

E2

Fund Officers(1)
Name, Age Position with the Fund	Principal Occupation(s) During Past 5 Years
Kathleen DeNicholas* (41) Assistant Secretary Since 2013	Vice President and Corporate Counsel (since May 2013) of Prudential; Managing Counsel at The Bank of New York Mellon Corporation (2011-2013); formerly Senior Counsel (2007-2011) and Assistant General Counsel (2001-2007) of The Dreyfus Corporation; Chief Legal Officer and Secretary of MBSC Securities Corporation (2011-2013); Vice President and Assistant Secretary of The Dreyfus Family of Funds (2010-2012).
M. Sadiq Peshimam* (51) Treasurer and Principal Financial & Accounting Officer Since 2014	Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014); Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella* (56) Assistant Treasurer Since 2007	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).
Lana Lomuti* (48) Assistant Treasurer Since 2014	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.
Linda McMullin* (54) Assistant Treasurer Since 2014	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.
Alan Fu* (59) Assistant Treasurer Since 2006	Vice President and Corporate Counsel – Tax, Prudential Financial, Inc. (since October 2003).
Theresa C. Thompson* (53) Deputy Chief Compliance Officer Since 2008	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville* (47) Anti-Money Laundering Compliance Officer Since 2011	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

* The address for each officer is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102.

(1) Excludes Mr. Cronin, an Interested Director who serves as President. Biographical and other information with respect to Mr. Cronin appears under “Interested Director,” above.

E3

Variable contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional. Contract guarantees are based on the claims-paying ability of the issuing company.

Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of The Prudential Insurance Company of America are available upon request. You may call 888-778-2888 to obtain a free copy of the Audited Financial Statements.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

For service-related questions, please contact the Annuity Service Center at 888-778-2888.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0239274-00005-00    FSP-AR

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Thomas M. O’Brien, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $26,350 and $24,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(c) Tax Fees

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(d) All Other Fees

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits

➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
¡	Federal, state and local income tax compliance; and,
¡	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2015 and December 31, 2014 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of               this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –               Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –               Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential’s Gibraltar Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	February 26, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	February 26, 2016